Related Party - Schedule of Transactions and Balances Outstanding with the Related Parties (Details) - USD ($)		9 Months Ended				12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Srivastava Robotic Surgery Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		$ 53		$ 71
SS International Centre For Robotics Surgery Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		12,897
Prepaid & Other current assets:
Prepaid & Other current assets		13,845				$ 948
Sudhir Srivastava Medical Innovations Pvt Ltd [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		71		149		491	$ 357
Prepaid & Other current assets:
Prepaid & Other current assets		562				491
Telegnosis Private Limited [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		218				345	383
Prepaid & Other current assets:
Prepaid & Other current assets		935				727
Sudhir Prem Srivastava, M.D. [Member]
Expenses incurred on behalf of affiliates
Expenses incurred on behalf of affiliates		18,000
Expenses incurred on behalf of the Company
Expenses incurred on behalf of the Company		136,572		204,156
2016 Stock Incentive Plans Expenses/(Reversal)
ESOPs Expenses/(Rever2016 Stock Incentive Plans Expenses/(Reversal)		1,294,006		5,955,553
Prepaid & Other current assets:
Prepaid & Other current assets	[1]	2,536,533				1,644,825
Barry F. Cohen [Member]
Expenses incurred on behalf of the Company
Expenses incurred on behalf of the Company		5,753
2016 Stock Incentive Plans Expenses/(Reversal)
ESOPs Expenses/(Rever2016 Stock Incentive Plans Expenses/(Reversal)		431,335		432,915
Consultancy charges and other perquisites
Consultancy charges and other perquisites		135,000		135,000		180,000	128,000
Accrued expenses and other current liabilities:
Accrued expenses and other current liabilities		(451,253)				(310,500)
Dr. Frederic H Moll [Member]
Expenses incurred on behalf of the Company
Expenses incurred on behalf of the Company		11,499
Dr. S.P. Somashekhar [Member]
Expenses incurred on behalf of the Company
Expenses incurred on behalf of the Company		5,574
2016 Stock Incentive Plans Expenses/(Reversal)
ESOPs Expenses/(Rever2016 Stock Incentive Plans Expenses/(Reversal)		158,190		157,158
Anup Sethi [Member]
2016 Stock Incentive Plans Expenses/(Reversal)
ESOPs Expenses/(Rever2016 Stock Incentive Plans Expenses/(Reversal)		(122,247)		985,168
Consultancy charges and other perquisites
Consultancy charges and other perquisites		65,738	[2]	131,904	[2]	178,251	167,775
Vishwajyoti P. Srivastava, M.D [Member]
2016 Stock Incentive Plans Expenses/(Reversal)
ESOPs Expenses/(Rever2016 Stock Incentive Plans Expenses/(Reversal)		431,335		432,915
Consultancy charges and other perquisites
Consultancy charges and other perquisites		225,510		159,086		212,164	209,623
Accrued expenses and other current liabilities:
Accrued expenses and other current liabilities						(75,006)
Sudhir Prem Srivastava [Member]
Consultancy charges and other perquisites
Consultancy charges and other perquisites		664,586		658,776		889,567	805,992
Arvind Palaniappan [Member]
Consultancy charges and other perquisites
Consultancy charges and other perquisites	[2]	16,202
Naveen Kumar Amar [Member]
Consultancy charges and other perquisites
Consultancy charges and other perquisites	[2]	3,080
Sushruta Pvt Ltd [Member]
Proceeds from notes issued
Proceeds from notes issued		28,000,000		3,500,000
Accrued expenses and other current liabilities:
Accrued expenses and other current liabilities						(194,785)
Prepaid & Other current assets:
Prepaid & Other current assets		5,000				5,000
Sushruta Private Limited [Member]
Proceeds from notes issued
Proceeds from notes issued						6,000,000	16,980,000
Interest accrued on notes
Interest accrued on notes		182,400		115,597		194,785
Conversion of notes into common stock
Conversion of notes into common stock		30,164,548					16,980,000
Notes Payable:
Notes Payable						(6,000,000)
Naveen Kumar Amar [Member]
Accrued expenses and other current liabilities:
Accrued expenses and other current liabilities	[2]	(3,080)
Cardio Bahamas [Member]
Prepaid & Other current assets:
Prepaid & Other current assets	[1]	(76,741)				(76,741)
Srivastava Robotic Surgery Pvt Ltd [Member]
Prepaid & Other current assets:
Prepaid & Other current assets		398				345
SSI PTE Singapore [Member]
Prepaid & Other current assets:
Prepaid & Other current assets	[1]	$ (424,546)				$ (424,586)

[1]	For these balances, Dr. Sudhir Prem Srivastava is considered as the ultimate beneficial owner, and the settlement is expected to be made on net basis. Accordingly, these balances have been disclosed under prepaids and other current assets.
[2]	During the current period, Mr. Anup Sethi resigned from the position of Chief Financial Officer with effect from April 30, 2025. In his place, Mr. Arvind Palaniappan was appointed as the Interim Chief Financial Officer. Further Mr. Arvind Palaniappan resigned as Interim Chief Financial Officer effective July 23, 2025, meanwhile his responsibilities were assumed by Dr. Vishwajyoti P. Srivastava- Chief Operating Officer- Asia Pacific. On September 24, 2025, the Company appointed Mr. Naveen Kumar Amar as Chief Financial Officer.